FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair value measurement using
	Level 2 inputs
	As of December 31,
	2018	2019

Assets
- Interest rate swap contracts (Note 15)	1,263	—

Liabilities
- Interest rate swap contracts (Note 15)	1,074	10,759